Certain Balance Sheet Items - Mining Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Mining equipment, net	$ 36,194	$ 36,194	$ 0
Mining Equipment
Property, Plant and Equipment [Line Items]
Mining equipment	37,304	37,304
Accumulated depreciation	(1,110)	(1,110)
Mining equipment, net	36,194	36,194
Depreciation	$ 500	$ 1,100